Basic and Diluted Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Loss for the period	£ (24,114)	£ (6,995)	£ (26,587)	£ (13,833)
Basic and diluted weighted average number of shares	5,173,376	56,660	2,676,461	55,119
Basic loss per ordinary share	£ 0	£ (0.12)	£ (0.01)	£ (0.25)
Diluted loss per ordinary share	£ 0	£ (0.12)	£ (0.01)	£ (0.25)